Income tax (Details Narrative)	12 Months Ended
Dec. 31, 2024
Taiwan Country [member]
IfrsStatementLineItems [Line Items]
Tax rate	20.00%
Hong Kong Country [member]
IfrsStatementLineItems [Line Items]
Tax rate	16.50%
China Country [member]
IfrsStatementLineItems [Line Items]
Tax rate	25.00%